Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details) (10 Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment, estimated useful lives	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment, estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, estimated useful lives	7 years	7 years
Software [Member]
Property, plant and equipment, estimated useful lives	3 years	3 years